                              GARTMORE MUTUAL FUNDS

                   Gartmore Optimal Allocations Fund: Moderate
            Gartmore Optimal Allocations Fund: Moderately Aggressive
                  Gartmore Optimal Allocations Fund: Aggressive
                  Gartmore Optimal Allocations Fund: Specialty

                     Supplement dated April 28, 2006 to the
                       Prospectus dated February 28, 2006

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Prospectus.

     Effective  April 12 2006,  William H.  Miller,  Senior  Portfolio  Manager,
     became the portfolio  manager of the Gartmore  Optimal  Allocations  Funds.
     Accordingly, the paragraph on page 15 of the Prospectus under the Portfolio
     Management  section is revised to reflect  that Mr.  Miller now manages the
     Fund as described  below. The heading  "Portfolio  Management Team" is also deleted from page 15.

          William H. Miller,  Senior Portfolio Manager, is the portfolio manager of the Funds and is responsible  for the day-to-day  management of the
          allocation   of  each  Fund's  assets  among  the  asset  classes  and
          Underlying  Funds.  Mr.  Miller joined the Adviser in July 1999. He is also the portfolio manager of the Gartmore Investor Destinations Funds and the  Gartmore  GVIT  Investor  Destinations  Funds which are other asset  allocation  funds  offered  by  Gartmore.  Mr.  Miller  was the co-portfolio manager of the Gartmore Nationwide Fund and Gartmore GVIT
          Nationwide Fund from September 2000 until April 2006. Prior to joining the  Adviser,  Mr.  Miller  was a Senior  Portfolio  Manager at Putnam
          Investments  from  1997 to  1999  and  Vice  President  and  Assistant
          Portfolio Manager at Delaware Management Company from 1995 to 1997.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.